united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Suite 2, Omaha, NE 68130

(Address of principal executive offices) (Zip code)

Richard Malinowski

Gemini Fund Services, LLC, 80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2600

Date of fiscal year end: 9/30

Date of reporting period: 12/31/17

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Grant Park Multi Alternative Strategies Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2017
Shares				Fair Value
	MUTUAL FUND - 62.7%
	DEBT FUND - 62.7%
18,311,279	Grant Park Fixed Income Fund - Class I * (Cost - $182,819,571)			$181,464,774

	EXCHANGE TRADED FUNDS - 12.3%
	EQUITY FUNDS - 12.3%
13,247	iShares Core S&P 500 ETF			3,561,456
49,427	iShares MSCI ACWI ETF			3,563,192
71,705	iShares MSCI ACWI ex US ETF			3,581,665
50,637	iShares MSCI EAFE ETF			3,560,288
55,890	iShares MSCI EAFE Small-Cap ETF			3,604,905
77,082	iShares MSCI Emerging Markets ETF			3,632,104
23,963	iShares Russell 1000 ETF			3,561,141
23,337	iShares Russell 2000 ETF			3,557,959
17,071	iShares Russell Mid-Cap ETF			3,552,987
43,393	iShares U.S. Real Estate ETF			3,515,267
	TOTAL EXCHANGE TRADED FUNDS (Cost - $25,663,797)			35,690,964

	SHORT-TERM INVESTMENT - 15.9%
	MONEY MARKET FUND - 15.9%
46,043,409	Morgan Stanley Institutional Liquidity Fund - Government Portfolio, to yield 1.20% **			46,043,409
	TOTAL SHORT-TERM INVESTMENT - (Cost - $46,043,409)

	TOTAL INVESTMENTS - 90.9% (Cost - $254,526,777) (a)			$263,199,147
	OTHER ASSETS LESS LIABILITIES - NET - 9.1%			26,238,957
	NET ASSETS - 100.0%			$289,438,104

*	Affiliated Investment Company.
**	Money Market Fund; Interest rate reflects seven-day effective yield on December 31, 2017. A portion represents positions held in GPMAS Fund Limited.
(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $255,547,521 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized appreciation:		$9,006,423
		Unrealized depreciation:		(1,354,797)
		Net unrealized appreciation:		$7,651,626

LONG FUTURES CONTRACTS
Long Contracts	Description	Expiration	Notional Value *	Unrealized Appreciation/(Depreciation)
2,222	10 YR Mini JBG Future	March 2018	33,516,648,000	$(103,542)
3,310	3 Mo Euribor	March 2019	828,865,375	(294,960)
18	3 YR AUD Government Bond	March 2018	1,761,120	(8,279)
2,990	90-Day Bank Bill	June 2018	2,934,984,000	57,352
34	Aust 10 YR Bond Future	March 2018	3,309,560	(26,440)
125	Australian Dollar Future	March 2018	9,763,750	16,380

Grant Park Multi Alternative Strategies Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2017

LONG FUTURES CONTRACTS (Continued)
Long Contracts	Description	Expiration	Notional Value *	Unrealized Appreciation/(Depreciation)
56	Brent Crude Future +	March 2018	3,744,720	$184,220
205	British Pound Future	March 2018	17,369,906	103,781
58	Canadian Dollar Future	March 2018	4,634,200	3,930
442	Cotton +	March 2018	17,377,230	981,645
66	Crude Oil Future +	February 2018	3,987,720	194,040
26	DAX Index Future	March 2018	8,391,500	(172,987)
42	E-mini S&P MidCap 400 Futures	March 2018	7,990,080	61,410
232	Euro Fx Future	March 2018	35,018,950	428,775
211	Euro-Bobl Future	March 2018	27,769,710	(134,601)
223	Euro-Bund Future	March 2018	36,054,640	(209,932)
274	Euro-Schatz Future	March 2018	30,681,150	(29,004)
360	FTSE 100 Index Future	March 2018	27,496,800	1,042,095
20	Feeder Cattle +	February 2018	972,400	5,150
234	Gas Oil Future +	February 2018	14,080,950	637,025
17	Gasoline RBOB +	February 2018	1,282,201	(7,459)
236	Gold +	February 2018	30,899,480	583,510
135	Hang Seng Index Future	January 2018	202,149,000	455,169
19	LME Copper Future +	March 2018	3,442,563	210,825
42	LME Nickel Future +	March 2018	3,215,520	94,740
139	LME Primary Aluminim Future +	March 2018	7,893,463	259,181
29	LME Zinc Future +	March 2018	2,410,988	65,050
199	Long Gilt Future	March 2018	24,906,840	34,830
16	Lumber Future +	March 2018	777,744	4,807
421	Mini MSCI Emerging Markets Index Future	March 2018	24,495,885	689,330
111	Nasdaq 100 E-Mini Future	March 2018	14,227,425	262,795
46	New Zealand Dollar Future	March 2018	3,260,020	(10,530)
468	Nikkei 225 (SGX)	March 2018	5,324,670,000	48,102
29	NY Harbor ULSD Futures +	February 2018	2,518,946	109,868
19	Palladium Future +	March 2018	2,015,900	117,950
274	S&P E-mini Future	March 2018	36,661,200	486,350
104	Soybean Meal +	March 2018	3,294,720	(146,640)
266	SPI 200 Future	March 2018	40,033,000	258,790
42	US 10 Yr Future	March 2018	5,209,969	(16,625)
193	US Long Bond Future	March 2018	29,529,000	(68,852)
	Net Unrealized Appreciation from Open Long Futures Contracts			$6,167,249

SHORT FUTURES CONTRACTS
Short Contracts	Description	Expiration	Notional Value *	Unrealized Appreciation/(Depreciation)
57	3 Mo EuroYen TFX	September 2018	1,423,931,250	$20
2,699	3 Mo Sterling (Short Sterling)	March 2019	334,541,050	(543,697)
37	3 YR AUD Government Bond	March 2018	3,620,080	(922)

Grant Park Multi Alternative Strategies Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2017

SHORT FUTURES CONTRACTS (Continued)
Short Contracts	Description	Expiration	Notional Value *	Unrealized Appreciation/(Depreciation)
4,931	90 Day Euro$ Future	September 2019	1,204,458,388	$1,193,787
17	Canadian Dollar Future	March 2018	1,358,300	(25,280)
114	Canola Future +	March 2018	1,114,236	22,408
162	Cocoa +	March 2018	3,065,040	70,920
18	Coffee Futures +	March 2018	851,850	13,181
434	Corn Future +	March 2018	7,611,275	129,263
249	Dollar Index Future	March 2018	22,864,674	263,100
263	Euro CHF 3 Mo ICE	December 2018	66,137,925	(7,948)
19	Feeder Cattle +	March 2018	1,355,413	14,250
102	Frozen Concentrated OJ +	March 2018	2,093,805	81,308
120	Japanese Yen Future	March 2018	13,371,000	21,400
12	Lean Hogs Future +	February 2018	344,520	(10,750)
384	Mexican Peso Future	March 2018	9,615,360	274,800
95	Natural Gas Future +	February 2018	2,805,350	63,590
17	Platinum Future +	April 2018	797,555	(10,030)
111	Rough Rice Futures +	March 2018	2,642,910	34,940
25	Soybean Oil Future +	March 2018	1,202,188	(6,463)
271	Soybean Oil Future +	March 2018	5,408,076	(103,824)
149	US 10 Yr Future	March 2018	18,482,984	56,156
309	US 5 Yr Note	March 2018	35,894,695	99,648
79	Wheat Future +	March 2018	1,686,650	21,725
221	World Sugar #11 +	March 2018	3,752,403	(194,667)
	Net Unrealized Appreciation from Open Short Futures Contracts			$1,456,915

	Total Net Unrealized Appreciation from Open Futures Contracts			$7,624,164

+ This investment is a holding of GPMAS Fund Limited.
* The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund's futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

Grant Park Absolute Return Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2017
Shares				Fair Value
	MUTUAL FUND - 76.2%
	DEBT FUND - 76.2%
2,683,843	Grant Park Fixed Income Fund - Class I * (Cost - $26,761,559)			$26,596,887

	SHORT-TERM INVESTMENT - 16.3%
	MONEY MARKET FUND - 16.3%
5,675,333	Morgan Stanley Institutional Liquidity Funds - Government Portfolio, to yield 1.20% **			5,675,333
	TOTAL SHORT-TERM INVESTMENT (Cost - $5,675,333)

	TOTAL INVESTMENTS - 92.5% (Cost - $32,436,892) (a)			$32,272,220
	OTHER ASSETS LESS LIABILITIES - NET - 7.5%			2,631,812
	NET ASSETS - 100.0%			$34,904,032

*	Affiliated Investment Company.
**	Money Market Fund; Interest rate reflects seven-day effective yield on December 31, 2017.
(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $32,436,892 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:			$-
	Unrealized depreciation:			(164,672)
	Net unrealized depreciation:			$(164,672)

LONG FUTURES CONTRACTS
Long Contracts	Description	Expiration	Notional Value *	Unrealized Appreciation/(Depreciation)
11	Nasdaq 100 E-Mini Future	March 2018	1,409,925	$(21,620)
12	S&P E-mini Future	March 2018	1,605,600	(10,425)
	Net Unrealized Depreciation from Open Long Futures Contracts			$(32,045)

* The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund's futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

Grant Park Fixed Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2017
Shares				Fair Value
	MUTUAL FUND - 1.3%
195,550	Eaton Vance Limited Duration Income Fund (Cost - $2,716,302)			$2,669,258

	EXCHANGE TRADED FUNDS - 9.3%
	DEBT FUNDS - 9.3%
320,000	Highland/iBoxx Senior Loan ETF			5,820,800
111,000	iShares US Preferred Stock ETF			4,225,770
158,067	PowerShares Preferred Portfolio			2,348,876
250,000	SPDR Bloomberg Barclays Short Term High Yield Bond ETF			6,890,000
	TOTAL EXCHANGE TRADED FUNDS (Cost - $19,471,547)			19,285,446
Principal		Coupon Rate (%)	Maturity
	BONDS & NOTES - 89.1%
	AUTO MANUFACTURERS - 5.8%
$7,500,000	Ford Motor Credit Co. LLC	5.000	5/15/2018	7,577,036
4,405,000	General Motors Financial Co., Inc.	3.700	11/24/2020	4,525,106
				12,102,142
	BANKS - 27.8%
4,000,000	Bank of America Corp.	2.600	1/15/2019	4,014,302
4,500,000	Bank of America Corp.	6.875	4/25/2018	4,568,962
4,000,000	Bank of Montreal	2.100	6/15/2020	3,976,461
2,318,000	Bank of Nova Scotia	1.650	6/14/2019	2,300,342
5,000,000	Branch Banking & Trust Co.	2.100	1/15/2020	4,990,224
1,460,000	Capital One NA	1.650	2/5/2018	1,459,963
5,000,000	Citigroup, Inc.	2.450	1/10/2020	5,004,657
1,800,000	Discover Bank	2.000	2/21/2018	1,800,185
5,000,000	Fifth Third Bank	2.200	10/30/2020	4,971,212
5,375,000	Goldman Sachs Group, Inc.	2.600	4/23/2020	5,385,209
4,000,000	Huntington Bancshares, Inc.	2.600	8/2/2018	4,012,258
2,700,000	Huntington Bancshares, Inc.	3.150	3/14/2021	2,744,499
5,035,000	JPMorgan Chase & Co.	6.300	4/23/2019	5,301,837
5,000,000	PNC Bank NA	2.150	4/29/2021	4,957,892
2,200,000	Wells Fargo & Co.	4.600	4/1/2021	2,339,010
				57,827,013
	BEVERAGES - 3.0%
3,816,000	Anheuser-Busch InBev Finance, Inc.	2.150	2/1/2019	3,821,396
2,500,000	Anheuser-Busch InBev Worldwide, Inc.	2.500	7/15/2022	2,483,684
				6,305,080
	COMPUTERS - 1.9%
4,000,000	Hewlett Packard Enterprise Co.	2.850	10/5/2018	4,020,026

	DIVERSIFIED FINANCIAL SERVICES - 0.7%
1,400,000	American Express Credit Corp.	8.125	5/20/2019	1,511,361

Grant Park Fixed Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2017
Principal		Coupon Rate (%)	Maturity	Fair Value
	HOUSEWARES - 0.5%
$939,000	Newell Brands, Inc.	2.600	3/29/2019	$942,493

	MACHINERY - CONSTRUCTION & MINING - 1.2%
2,500,000	Caterpillar Financial Services Corp.	1.500	2/23/2018	2,498,996

	RETAIL - 3.9%
3,000,000	CVS Health Corp.	2.125	6/1/2021	2,930,115
5,125,000	McDonald's Corp.	5.350	3/1/2018	5,155,740
				8,085,855
	TELECOMMUNICATIONS - 1.4%
3,000,000	AT&T, Inc.	5.500	2/1/2018	3,008,653

	U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 42.9%
3,000,000	Federal Farm Credit Banks	1.110	10/15/2018	2,985,824
3,000,000	Federal Farm Credit Banks	1.340	11/30/2018	2,987,396
5,000,000	Federal Farm Credit Banks	1.180	8/1/2019	4,939,903
2,000,000	Federal Farm Credit Banks	1.520	2/3/2020	1,971,913
1,500,000	Federal Farm Credit Banks	2.120	9/28/2020	1,500,131
3,000,000	Federal Farm Credit Banks	2.000	7/19/2021	2,975,177
2,366,000	Federal Farm Credit Banks	1.990	8/23/2021	2,325,582
6,000,000	Federal Home Loan Banks	1.125	7/11/2019	5,930,388
10,000,000	Federal Home Loan Banks	1.750	7/13/2020	9,922,530
1,900,000	Federal Home Loan Banks	1.960	8/17/2021	1,871,099
2,000,000	Federal Home Loan Mortgage Corp	1.300	5/24/2019	1,984,424
7,500,000	Federal Home Loan Mortgage Corp	1.300	8/23/2019	7,418,209
5,000,000	Federal Home Loan Mortgage Corp	1.300	9/20/2019	4,936,843
2,500,000	Federal Home Loan Mortgage Corp	1.700	6/29/2020	2,479,848
4,000,000	Federal Home Loan Mortgage Corp	1.450	8/10/2020	3,930,148
2,000,000	Federal Home Loan Mortgage Corp	1.500	8/28/2020	1,943,912
7,000,000	Federal Home Loan Mortgage Corp	2.150	1/26/2021	6,997,246
2,500,000	Federal Home Loan Mortgage Corp	2.150	11/24/2021	2,490,763
3,500,000	Federal National Mortgage Association	1.120	10/26/2018	3,481,322
1,500,000	Federal National Mortgage Association	1.250	2/26/2019	1,488,730
2,000,000	Federal National Mortgage Association	1.270	2/26/2019	1,983,861
3,175,000	Federal National Mortgage Association	1.250	6/28/2019	3,144,142
6,000,000	Federal National Mortgage Association	1.125	7/26/2019	5,924,049
2,000,000	Federal National Mortgage Association	1.875	10/30/2020	1,985,024
1,500,000	Federal National Mortgage Association	2.000	7/26/2021	1,488,570
				89,087,034

	TOTAL BONDS & NOTES (Cost - $186,706,150)			185,388,653

Grant Park Fixed Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2017
Principal		Fair Value
	U.S. TREASURY OBLIGATIONS - 1.4%
$2,000,000	United States Treasury Bill, 0.82% Due 3/1/2018 *	$1,996,775
1,000,000	United States Treasury Bill, 0.82% Due 5/10/2018 *	995,306
	TOTAL U.S. TREASURY OBLIGATIONS (Cost - $2,992,081)	2,992,081

Shares
	SHORT-TERM INVESTMENT - 1.7%
	MONEY MARKET FUND - 1.7%
3,551,146	Morgan Stanley Institutional Liquidity Fund - Government Portfolio, to yield 1.20% (Cost - $3,551,146) **	3,551,146

	TOTAL INVESTMENTS - 102.8% (Cost - $215,437,226) (a)	$213,886,584
	OTHER ASSETS LESS LIABILITIES - NET - (2.8) %	(5,853,469)
	NET ASSETS - 100.0%	$208,033,115

*	Coupon rate shown is the interest rate at time of purchase for U.S. Treasury Obligations.
**	Money Market Fund; Interest rate reflects seven-day effective yield on December 31, 2017.
(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $215,437,226 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation:	$110,777
	Unrealized depreciation:	(1,661,419)
	Net unrealized depreciation:	$(1,550,642)

Grant Park Funds
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2017

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements.  The policies are in conformity with accounting principles generally accepted in the U.S.A. (“GAAP”).  The Funds are an investment company and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services – Investment Companies" including FASB Accounting Standard Update ASU 2013-08.

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation.  If market quotations are not readily available or if the Adviser believes the market quotations are not reflective of market value, then the security is valued at a fair value determined in accordance with the Pricing and Valuation Guidelines approved by the Board of Trustees (the “Board”).  Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost. Investments in open-end investment companies may be valued at net asset value.  Total return swaps on exchange-listed securities shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation.  Exchange listed swaps shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation.

Each Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the "fair value" procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of the security issuer on an as needed basis to assist in determining a security specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the adviser or sub-adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Grant Park Funds
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2017

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of December 31, 2017 for the Funds' investments measured at fair value:

Grant Park Multi Alternative Strategies Fund
Assets *	Level 1	Level 2	Level 3	Total
Mutual Fund	$ 181,464,774	$ -	$ -	$ 181,464,774
Exchange Traded Funds	35,690,964	-	-	35,690,964
Short-Term Investment	46,043,409	-	-	46,043,409
Long Futures Contracts	6,167,249	-	-	6,167,249
Short Futures Contracts	1,456,915	-	-	1,456,915
Total	$ 270,823,311	$ -	$ -	$ 270,823,311

Grant Park Absolute Return Fund
Assets *	Level 1	Level 2	Level 3	Total
Mutual Fund	$ 26,596,887	$ -	$ -	$ 26,596,887
Short-Term Investment	5,675,333	-	-	5,675,333
Total	$ 32,272,220	$ -	$ -	$ 32,272,220

Liabilities *	Level 1	Level 2	Level 3	Total
Long Futures Contracts	$ 32,045	$ -	$ -	$ 32,045
Total	$ 32,045	$ -	$ -	$ 32,045

Grant Park Fixed Income Fund
Assets *	Level 1	Level 2	Level 3	Total
Mutual Fund	$ 2,669,258	$ -	$ -	$ 2,669,258
Exchange Traded Funds	19,285,446	-	-	19,285,446
Bonds & Notes	-	185,388,653	-	185,388,653
U.S. Treasury Obligations	-	2,992,081	-	2,992,081
Short-Term Investment	3,551,146	-	-	3,551,146
Total	$ 25,505,850	$ 188,380,734	$ -	$ 213,886,584

The Funds did not hold any Level 3 securities during the period. There were no transfers into or out of Level 1 & Level 2 during the period. It is the Funds' policy to recognize transfers into and out of Level 1 & Level 2 at the end of the reporting period.

* Refer to the Funds' Consolidated Portfolio of Investments for security classifications.

Consolidation of Subsidiaries –  The consolidated financial statements of the Grant Park Multi Alternative Strategies Fund include GPMAS Fund Limited (“GPMAS”), a wholly-owned and controlled subsidiary.  All inter-company accounts and transactions have been eliminated in consolidation.

The Fund may invest up to 25% of its total assets in a controlled foreign corporation, which acts as an investment vehicle in order to effect certain investments consistent with the Fund’s investment objectives and policies. GPMAS commenced operations on December 31, 2013.

A summary of the Grant Park Multi Alternative Strategies Fund’s investments in the GPMAS is as follows:

Grant Park Funds
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2017

For tax purposes, GPMAS is an exempted Cayman investment company. It has received an undertaking from the Government of the Cayman Islands exempting it from all local income, profits and capital gains taxes. No such taxes are levied in the Cayman Islands at the present time. For U.S. income tax purposes, it is a controlled foreign corporation which generates and is allocated no income which is considered effectively connected with U.S trade or business and as such is not subject to U.S. income tax. However, as a wholly-owned controlled foreign corporation, GPMAS’s net income and capital gain, to the extent of its earnings and profits, will be included each year in the Fund’s investment company taxable income.

Exchange Trade Fund - The Fund may invest in exchange traded funds ("ETFs"). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Futures Contracts – The Funds are subject to equity price risk, interest rate risk, commodity price risk and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Funds may purchase or sell futures contracts to hedge against market risk and to reduce return volatility. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, each Funds recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If a Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Each Fund segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the Statements of Assets and Liabilities. With futures, there is minimal counterparty credit risk to a Fund because futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Grant Park Funds
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2017
The following is a summary of the location of derivative investments on the Grant Park Multi Alternative Strategies Fund’s Consolidated Portfolio of Invesments as of December 31, 2017:

Derivative Investment Type			Asset/Liability Derivatives
Equity/Currency/Commodity/Interest Rate Contracts			Net unrealized appreciation/(depreciation) from futures contracts
The following table sets forth the fair value of the Grant Park Multi Alternative Strategies Fund’s derivative contracts by primary risk exposure as of December 31, 2017:
Derivative Investment Value
Derivative Investment Type	Equity Contracts	Currency Contracts	Commodity Contracts	Interest Rate Contracts	Total as of December 31, 2017
Futures	$ 2,088,959	$ 1,076,356	$ 3,419,762	$ 1,039,087	$ 7,624,164
The following is a summary of the location of derivative investments on the Grant Park Absolute Return Fund’s Portfolio of Investments as of December 31, 2017:
Derivative Investment Type			Asset/Liability Derivatives
Equity/Currency/Commodity/Interest Rate Contracts			Net unrealized appreciation/(depreciation) from futures contracts
The following table sets forth the fair value of the Grant Park Absolute Return Fund’s derivative contracts by primary risk exposure as of December 31, 2017:
Derivative Investment Value
Derivative Investment Type	Equity Contracts	Total as of December 31, 2017
Futures	$ (32,045)	$ (32,045)

The following is a summary of the Grant Park Multi Alternative Strategies Fund’s realized gain (loss) on derivative investments categorized by primary risk exposure as of December 31, 2017:

Realized gain/(loss) on derivatives
Derivative Investment Type	Equity Contracts	Currency Contracts	Commodity Contracts	Interest Rate Contracts	Total as of December 31, 2017
Futures	$ 19,511,313	$ (5,366,652)	$ (289,087)	$ 43,426	$ 13,899,000

The following is a summary of the Grant Park Absolute Return Fund’s realized gain (loss) on derivative investments categorized by primary risk exposure as of December 31, 2017:
Realized gain/(loss) on derivatives
Derivative Investment Type	Equity Contracts	Total as of December 31, 2017
Futures	$ 1,806,789	$ 1,806,789

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust

By

*/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 2/23/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 2/23/18

By

*/s/ James Colantino

James Colantino, Principal Financial Officer/Treasurer

Date 2/23/18